SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - BALANCE SHEETS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Mar. 03, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,583	$ 520		¥ 5,116	¥ 7,026
Other current assets	809	117		847
Total current assets	9,178	1,330		9,553
Total assets	61,507	8,918		63,269
Current liabilities:
Short-term debt	3,288	477		6,232
Dividends payable			¥ 416
Amount due to subsidiaries	71	10		197
Accrued expenses and other current liabilities	2,337	339		1,838
Total current liabilities	13,146	1,906		15,279
Long-term debt	6,635	962		3,565
Other non-current liabilities	977	142		903
Total liabilities	52,704	7,641		52,225
Equity:
Ordinary shares (US$0.00001 par value per share; 80,000,000,000 shares authorized; 3,255,971,250 and 3,265,433,590 shares issued as of December 31, 2021 and 2022, and 3,120,746,090 and 3,112,413,730 shares outstanding as of December 31, 2021 and 2022, respectively)	0	0		0
Treasury shares (30,974,040 and 153,019,860 shares as of December 31, 2021 and 2022, respectively)	(441)	(64)		(107)
Additional paid-in capital	10,138	1,470		9,964
Retained earnings	(1,200)	(174)		1,037
Accumulated other comprehensive income	232	34		41
Total equity	8,729	1,266		10,935
Total liabilities and equity	61,507	8,918		63,269
Parent Company
Current assets:
Cash and cash equivalents	1,204	175		581
Short-term investments	87	13		81
Other current assets	8	1		1
Total current assets	1,299	189		663
Investment in and amount due from subsidiaries	12,390	1,796		16,928
Total assets	13,689	1,985		17,591
Current liabilities:
Short-term debt	453	66		3,028
Amount due to subsidiaries	858	124		257
Accrued expenses and other current liabilities	181	26		213
Total current liabilities	1,492	216		3,498
Long-term debt	3,463	502		3,158
Other non-current liabilities	5	1
Total liabilities	4,960	719		6,656
Equity:
Ordinary shares (US$0.00001 par value per share; 80,000,000,000 shares authorized; 3,255,971,250 and 3,265,433,590 shares issued as of December 31, 2021 and 2022, and 3,120,746,090 and 3,112,413,730 shares outstanding as of December 31, 2021 and 2022, respectively)	0	0		0
Treasury shares (30,974,040 and 153,019,860 shares as of December 31, 2021 and 2022, respectively)	(441)	(64)		(107)
Additional paid-in capital	10,138	1,470		9,964
Retained earnings	(1,200)	(174)		1,037
Accumulated other comprehensive income	232	34		41
Total equity	8,729	1,266		10,935
Total liabilities and equity	¥ 13,689	$ 1,985		¥ 17,591